Portfolio of Investments
Columbia Income Opportunities Fund, April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	275,078	0
Loral Space & Communications, Inc.(b)	101	2,222
Ziff Davis Holdings, Inc.(a),(b),(c)	6,107	61
Total		2,283
Total Communication Services		2,283
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	540	52,731
Total Consumer Discretionary		52,731
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,298	4,829
Total Industrials		4,829
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		59,843

Convertible Bonds —%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines —%
At Home Corp.(a),(c),(d)
Subordinated
06/12/2015	0.000%	3,896,787	0
Total Convertible Bonds (Cost $—)			0

Corporate Bonds & Notes 93.0%

Aerospace & Defense 2.3%
Moog, Inc.(e)
12/15/2027	4.250%	1,574,000	1,481,328
TransDigm, Inc.(e)
12/15/2025	8.000%	3,341,000	3,476,300
03/15/2026	6.250%	18,150,000	17,837,933
11/15/2027	5.500%	6,770,000	5,712,716
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
06/15/2026	6.375%	5,896,000	5,077,927
Total			33,586,204
Airlines 0.2%
Delta Air Lines, Inc.(e)
05/01/2025	7.000%	2,705,000	2,776,914
Automotive 2.3%
Ford Motor Co.
04/21/2023	8.500%	1,206,000	1,204,849
04/22/2025	9.000%	2,667,000	2,596,442
04/22/2030	9.625%	362,000	360,978
Ford Motor Credit Co. LLC
11/02/2020	2.343%	2,115,000	2,059,938
03/18/2021	3.336%	7,299,000	7,035,638
10/12/2021	3.813%	2,629,000	2,504,775
03/18/2024	5.584%	5,322,000	5,047,483
11/01/2024	4.063%	1,439,000	1,260,771
IAA Spinco, Inc.(e)
06/15/2027	5.500%	3,571,000	3,567,874
IHO Verwaltungs GmbH(e),(f)
09/15/2026	4.750%	1,551,000	1,349,210
KAR Auction Services, Inc.(e)
06/01/2025	5.125%	4,866,000	4,168,874
Panther BF Aggregator 2 LP/Finance Co., Inc.(e)
05/15/2027	8.500%	1,881,000	1,593,419
Total			32,750,251
Banking 0.4%
Ally Financial, Inc.
05/01/2025	5.800%	4,170,000	4,444,880
11/01/2031	8.000%	1,676,000	2,050,524
Total			6,495,404
Brokerage/Asset Managers/Exchanges 0.0%
AG Issuer LLC(e)
03/01/2028	6.250%	865,000	760,784
Building Materials 1.5%
American Builders & Contractors Supply Co., Inc.(e)
01/15/2028	4.000%	11,517,000	10,982,359
Beacon Roofing Supply, Inc.(e)
11/01/2025	4.875%	3,786,000	3,340,410
11/15/2026	4.500%	4,181,000	3,992,561
Core & Main LP(e)
08/15/2025	6.125%	729,000	706,988
Columbia Income Opportunities Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
James Hardie International Finance DAC(e)
01/15/2025	4.750%	1,430,000	1,412,125
01/15/2028	5.000%	750,000	710,909
Total			21,145,352
Cable and Satellite 8.1%
CCO Holdings LLC/Capital Corp.(e)
05/01/2025	5.375%	3,259,000	3,346,456
02/15/2026	5.750%	8,985,000	9,368,369
05/01/2026	5.500%	106,000	109,963
05/01/2027	5.875%	3,109,000	3,240,474
06/01/2029	5.375%	6,905,000	7,282,904
03/01/2030	4.750%	10,854,000	11,069,903
08/15/2030	4.500%	1,939,000	1,964,900
CSC Holdings LLC(e)
07/15/2023	5.375%	7,131,000	7,211,910
10/15/2025	6.625%	877,000	917,654
02/01/2028	5.375%	8,773,000	9,099,220
02/01/2029	6.500%	9,723,000	10,628,233
01/15/2030	5.750%	1,247,000	1,296,616
DISH DBS Corp.
11/15/2024	5.875%	5,415,000	5,214,712
07/01/2026	7.750%	13,892,000	13,683,620
Sirius XM Radio, Inc.(e)
07/15/2024	4.625%	1,395,000	1,423,457
04/15/2025	5.375%	3,385,000	3,489,594
07/15/2026	5.375%	2,888,000	3,002,863
Viasat, Inc.(e)
04/15/2027	5.625%	1,120,000	1,108,530
Virgin Media Secured Finance PLC(e)
08/15/2026	5.500%	2,913,000	3,027,273
05/15/2029	5.500%	3,646,000	3,811,228
Ziggo BV(e)
01/15/2027	5.500%	13,660,000	13,908,372
01/15/2030	4.875%	2,941,000	2,937,521
Total			117,143,772
Chemicals 3.0%
Angus Chemical Co.(e)
02/15/2023	8.750%	6,093,000	6,003,702
Axalta Coating Systems LLC(e)
08/15/2024	4.875%	4,749,000	4,823,776
CF Industries, Inc.
03/15/2034	5.150%	2,094,000	2,187,437
03/15/2044	5.375%	459,000	475,105
Chemours Co. (The)
05/15/2027	5.375%	715,000	605,934
INEOS Group Holdings SA(e)
08/01/2024	5.625%	1,789,000	1,735,354
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Innophos Holdings, Inc.(e)
02/15/2028	9.375%	1,450,000	1,394,062
Platform Specialty Products Corp.(e)
12/01/2025	5.875%	9,250,000	9,184,894
PQ Corp.(e)
11/15/2022	6.750%	7,000,000	7,052,571
12/15/2025	5.750%	3,530,000	3,499,981
SPCM SA(e)
09/15/2025	4.875%	2,650,000	2,693,149
Starfruit Finco BV/US Holdco LLC(e)
10/01/2026	8.000%	4,168,000	3,904,434
Total			43,560,399
Construction Machinery 1.5%
H&E Equipment Services, Inc.
09/01/2025	5.625%	5,219,000	4,970,544
Herc Holdings, Inc.(e)
07/15/2027	5.500%	2,749,000	2,605,668
Ritchie Bros. Auctioneers, Inc.(e)
01/15/2025	5.375%	4,717,000	4,764,171
United Rentals North America, Inc.
09/15/2026	5.875%	2,077,000	2,136,100
12/15/2026	6.500%	7,328,000	7,607,928
Total			22,084,411
Consumer Cyclical Services 2.0%
APX Group, Inc.
12/01/2022	7.875%	9,429,000	8,975,450
APX Group, Inc.(e)
11/01/2024	8.500%	8,891,000	8,154,628
ASGN, Inc.(e)
05/15/2028	4.625%	2,665,000	2,456,256
Expedia Group, Inc.(e),(g)
05/01/2025	6.250%	545,000	556,990
05/01/2025	7.000%	275,000	280,951
frontdoor, Inc.(e)
08/15/2026	6.750%	1,135,000	1,165,336
Match Group, Inc.(e)
12/15/2027	5.000%	170,000	177,766
Prime Security Services Borrower LLC/Finance, Inc.(e)
04/15/2026	5.750%	2,547,000	2,512,944
Staples, Inc.(e)
04/15/2026	7.500%	2,264,000	1,770,700
04/15/2027	10.750%	634,000	355,017
Uber Technologies, Inc.(e)
11/01/2023	7.500%	2,076,000	2,081,364
Total			28,487,402

2	Columbia Income Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 2.3%
Energizer Holdings, Inc.(e)
07/15/2026	6.375%	6,135,000	6,384,998
01/15/2027	7.750%	2,405,000	2,555,676
Mattel, Inc.(e)
12/15/2027	5.875%	2,422,000	2,373,258
Mattel, Inc.
11/01/2041	5.450%	2,289,000	1,814,485
Prestige Brands, Inc.(e)
03/01/2024	6.375%	5,422,000	5,572,175
01/15/2028	5.125%	3,353,000	3,415,926
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	3,653,000	3,570,474
Spectrum Brands, Inc.
07/15/2025	5.750%	1,818,000	1,812,491
Valvoline, Inc.(e)
02/15/2030	4.250%	5,328,000	5,183,492
Total			32,682,975
Diversified Manufacturing 0.8%
CFX Escrow Corp.(e)
02/15/2024	6.000%	1,031,000	1,047,136
02/15/2026	6.375%	912,000	942,625
MTS Systems Corp.(e)
08/15/2027	5.750%	644,000	604,844
Resideo Funding, Inc.(e)
11/01/2026	6.125%	3,373,000	2,953,021
SPX FLOW, Inc.(e)
08/15/2024	5.625%	1,201,000	1,210,318
WESCO Distribution, Inc.
06/15/2024	5.375%	3,540,000	3,270,719
Zekelman Industries, Inc.(e)
06/15/2023	9.875%	1,198,000	1,189,073
Total			11,217,736
Electric 5.3%
AES Corp. (The)
03/15/2023	4.500%	2,123,000	2,131,840
05/15/2026	6.000%	1,976,000	2,075,947
09/01/2027	5.125%	4,441,000	4,627,273
Calpine Corp.(e)
06/01/2026	5.250%	3,466,000	3,538,881
02/15/2028	4.500%	2,664,000	2,586,018
03/15/2028	5.125%	3,325,000	3,241,710
Clearway Energy Operating LLC
10/15/2025	5.750%	3,751,000	3,884,731
09/15/2026	5.000%	5,656,000	5,701,032
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC(e)
03/15/2028	4.750%	1,783,000	1,815,963
NextEra Energy Operating Partners LP(e)
07/15/2024	4.250%	3,422,000	3,455,007
10/15/2026	3.875%	5,194,000	5,158,566
09/15/2027	4.500%	8,160,000	8,369,181
NRG Energy, Inc.
01/15/2027	6.625%	2,332,000	2,489,438
01/15/2028	5.750%	388,000	418,730
NRG Energy, Inc.(e)
06/15/2029	5.250%	5,783,000	6,185,492
Pattern Energy Group, Inc.(e)
02/01/2024	5.875%	4,857,000	4,907,318
TerraForm Power Operating LLC(e)
01/31/2028	5.000%	2,428,000	2,544,763
01/15/2030	4.750%	2,207,000	2,265,103
Vistra Energy Corp.(e)
01/30/2026	8.125%	402,000	421,095
Vistra Operations Co. LLC(e)
09/01/2026	5.500%	2,500,000	2,589,886
02/15/2027	5.625%	2,321,000	2,445,773
07/31/2027	5.000%	5,158,000	5,266,293
Total			76,120,040
Environmental 0.5%
GFL Environmental, Inc.(e)
06/01/2025	4.250%	1,686,000	1,697,265
12/15/2026	5.125%	2,564,000	2,666,283
Waste Pro USA, Inc.(e)
02/15/2026	5.500%	3,044,000	3,034,718
Total			7,398,266
Finance Companies 2.5%
Global Aircraft Leasing Co., Ltd.(e),(f)
09/15/2024	6.500%	4,511,000	2,723,470
Navient Corp.
01/25/2022	7.250%	7,645,000	7,501,433
06/15/2022	6.500%	2,886,000	2,795,964
Provident Funding Associates LP/Finance Corp.(e)
06/15/2025	6.375%	4,304,000	3,624,908
Quicken Loans, Inc.(e)
05/01/2025	5.750%	10,436,000	10,237,504
Springleaf Finance Corp.
03/15/2023	5.625%	5,686,000	5,364,030
03/15/2024	6.125%	3,449,000	3,231,150
Total			35,478,459

Columbia Income Opportunities Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 3.2%
Aramark Services, Inc.(e)
05/01/2025	6.375%	1,156,000	1,202,160
Darling Ingredients, Inc.(e)
04/15/2027	5.250%	468,000	471,839
FAGE International SA/USA Dairy Industry, Inc.(e)
08/15/2026	5.625%	3,723,000	3,487,571
JBS U.S.A. LUX SA/Finance, Inc.(e)
07/15/2024	5.875%	3,000,000	3,066,208
Kraft Heinz Foods Co. (The)
06/04/2042	5.000%	2,643,000	2,688,010
07/15/2045	5.200%	1,723,000	1,782,475
06/01/2046	4.375%	2,671,000	2,551,620
Kraft Heinz Foods Co. (The)(e)
10/01/2049	4.875%	2,463,000	2,464,205
Lamb Weston Holdings, Inc.(e)
11/01/2024	4.625%	2,632,000	2,685,797
11/01/2026	4.875%	6,945,000	6,976,316
Performance Food Group, Inc.(e)
05/01/2025	6.875%	824,000	839,880
10/15/2027	5.500%	3,787,000	3,595,564
Post Holdings, Inc.(e)
08/15/2026	5.000%	3,312,000	3,297,566
03/01/2027	5.750%	3,485,000	3,577,970
01/15/2028	5.625%	1,446,000	1,470,757
04/15/2030	4.625%	5,694,000	5,588,466
Total			45,746,404
Gaming 3.9%
Boyd Gaming Corp.
08/15/2026	6.000%	1,701,000	1,537,924
Boyd Gaming Corp.(e)
12/01/2027	4.750%	2,419,000	2,070,345
Caesars Resort Collection LLC/CRC Finco, Inc.(e)
10/15/2025	5.250%	2,049,000	1,611,243
Eldorado Resorts, Inc.
04/01/2025	6.000%	5,065,000	4,971,199
09/15/2026	6.000%	4,625,000	4,645,154
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	7,904,000	7,702,902
International Game Technology PLC(e)
02/15/2022	6.250%	4,000,000	3,908,348
02/15/2025	6.500%	4,558,000	4,471,867
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	2,076,000	2,109,167
09/01/2026	4.500%	1,700,000	1,646,619
02/01/2027	5.750%	2,311,000	2,341,470
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(e)
10/15/2025	5.000%	4,887,000	4,265,126
03/15/2026	8.250%	3,075,000	2,332,224
05/15/2028	7.000%	1,346,000	970,953
11/15/2029	7.250%	1,345,000	961,884
Stars Group Holdings BV/Co-Borrower LLC(e)
07/15/2026	7.000%	1,705,000	1,766,495
VICI Properties LP/Note Co., Inc.(e)
12/01/2026	4.250%	2,002,000	1,874,080
02/15/2027	3.750%	1,486,000	1,380,994
12/01/2029	4.625%	1,603,000	1,491,739
08/15/2030	4.125%	1,474,000	1,341,657
Wynn Las Vegas LLC/Capital Corp.(e)
03/01/2025	5.500%	2,916,000	2,588,246
Wynn Resorts Finance LLC/Capital Corp.(e)
04/15/2025	7.750%	775,000	793,253
Total			56,782,889
Health Care 5.6%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	2,493,000	2,396,361
02/15/2023	5.625%	1,476,000	1,412,742
03/01/2024	6.500%	330,000	315,837
Avantor, Inc.(e)
10/01/2024	6.000%	1,345,000	1,419,527
10/01/2025	9.000%	1,258,000	1,365,839
Change Healthcare Holdings LLC/Finance, Inc.(e)
03/01/2025	5.750%	5,835,000	5,770,810
Charles River Laboratories International, Inc.(e)
04/01/2026	5.500%	1,382,000	1,442,064
05/01/2028	4.250%	884,000	891,319
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	2,751,000	2,585,401
CHS/Community Health Systems, Inc.(e)
02/15/2025	6.625%	2,839,000	2,628,460
DaVita, Inc.
07/15/2024	5.125%	1,464,000	1,485,281
Encompass Health Corp.
02/01/2028	4.500%	1,100,000	1,109,881
HCA, Inc.
09/01/2028	5.625%	6,274,000	6,959,014
02/01/2029	5.875%	1,867,000	2,142,813
09/01/2030	3.500%	7,614,000	7,293,828
Hologic, Inc.(e)
10/15/2025	4.375%	6,139,000	6,203,427
02/01/2028	4.625%	748,000	759,220
IQVIA, Inc.(e)
05/15/2027	5.000%	2,436,000	2,508,806

4	Columbia Income Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Select Medical Corp.(e)
08/15/2026	6.250%	4,485,000	4,316,417
Teleflex, Inc.
06/01/2026	4.875%	1,661,000	1,691,288
11/15/2027	4.625%	2,825,000	2,932,910
Tenet Healthcare Corp.(e)
04/01/2025	7.500%	3,563,000	3,830,022
01/01/2026	4.875%	4,325,000	4,273,065
11/01/2027	5.125%	10,728,000	10,653,880
Tenet Healthcare Corp.
05/01/2025	5.125%	3,000,000	2,817,745
08/01/2025	7.000%	1,062,000	994,175
Total			80,200,132
Healthcare Insurance 1.8%
Centene Corp.(e)
04/01/2025	5.250%	5,935,000	6,150,881
08/15/2026	5.375%	3,507,000	3,733,540
12/15/2027	4.250%	4,736,000	4,954,406
12/15/2029	4.625%	6,167,000	6,750,079
02/15/2030	3.375%	3,703,000	3,730,402
Total			25,319,308
Home Construction 1.7%
KB Home
11/15/2029	4.800%	1,895,000	1,757,492
Lennar Corp.
11/15/2024	5.875%	2,630,000	2,791,490
06/01/2026	5.250%	4,607,000	4,791,280
Meritage Homes Corp.
04/01/2022	7.000%	5,498,000	5,651,548
Shea Homes LP/Funding Corp.(e)
02/15/2028	4.750%	3,891,000	3,358,981
Taylor Morrison Communities, Inc.(e)
01/15/2028	5.750%	1,835,000	1,663,257
Taylor Morrison Communities, Inc./Holdings II(e)
04/15/2023	5.875%	376,000	363,019
03/01/2024	5.625%	3,500,000	3,292,223
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	1,211,000	1,197,202
Total			24,866,492
Independent Energy 5.5%
Callon Petroleum Co.
10/01/2024	6.125%	1,574,000	302,090
07/01/2026	6.375%	7,215,000	1,166,445
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	385,000	79,197
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrownRock LP/Finance, Inc.(e)
10/15/2025	5.625%	9,247,000	7,481,720
Endeavor Energy Resources LP/Finance, Inc.(e)
01/30/2028	5.750%	5,268,000	4,696,674
EQT Corp.
10/01/2027	3.900%	1,729,000	1,453,527
02/01/2030	7.000%	329,000	309,095
Hilcorp Energy I LP/Finance Co.(e)
10/01/2025	5.750%	2,927,000	1,616,491
11/01/2028	6.250%	2,371,000	1,229,811
Jagged Peak Energy LLC
05/01/2026	5.875%	2,998,000	2,588,514
Matador Resources Co.
09/15/2026	5.875%	6,936,000	3,491,072
Occidental Petroleum Corp.
08/15/2022	2.700%	2,179,000	1,894,447
08/15/2024	2.900%	18,559,000	13,919,933
04/15/2026	3.400%	5,516,000	3,954,280
08/15/2026	3.200%	1,317,000	946,804
08/15/2029	3.500%	2,904,000	2,016,853
08/15/2049	4.400%	2,407,000	1,457,264
Parsley Energy LLC/Finance Corp.(e)
10/15/2027	5.625%	13,230,000	11,352,005
02/15/2028	4.125%	2,298,000	1,864,653
QEP Resources, Inc.
03/01/2026	5.625%	2,487,000	782,588
SM Energy Co.
09/15/2026	6.750%	5,437,000	1,475,718
01/15/2027	6.625%	2,689,000	734,042
WPX Energy, Inc.
09/15/2024	5.250%	5,535,000	4,973,368
01/15/2030	4.500%	12,152,000	9,957,609
Total			79,744,200
Integrated Energy 0.1%
Cenovus Energy, Inc.
04/15/2027	4.250%	2,014,000	1,583,709
Leisure 1.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(e)
05/01/2025	5.500%	3,005,000	3,005,000
Cinemark USA, Inc.(e)
05/01/2025	8.750%	2,163,000	2,196,058
Live Nation Entertainment, Inc.(e)
11/01/2024	4.875%	2,876,000	2,555,981
10/15/2027	4.750%	1,780,000	1,506,358
Six Flags Theme Parks, Inc.(e)
07/01/2025	7.000%	1,495,000	1,558,066

Columbia Income Opportunities Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vail Resorts, Inc.(e),(g)
05/15/2025	6.250%	664,000	683,778
Viking Cruises Ltd.(e)
09/15/2027	5.875%	3,574,000	2,402,205
VOC Escrow Ltd.(e)
02/15/2028	5.000%	660,000	519,912
Total			14,427,358
Lodging 0.4%
Hilton Domestic Operating Co., Inc.(e)
05/01/2025	5.375%	1,505,000	1,503,758
05/01/2028	5.750%	1,658,000	1,669,356
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	1,518,000	1,499,808
Marriott International, Inc.
05/01/2025	5.750%	1,223,000	1,278,596
Total			5,951,518
Media and Entertainment 3.8%
Clear Channel Worldwide Holdings, Inc.(e)
08/15/2027	5.125%	8,452,000	7,949,604
Diamond Sports Group LLC/Finance Co.(e)
08/15/2026	5.375%	3,740,000	2,843,326
iHeartCommunications, Inc.
05/01/2026	6.375%	1,716,030	1,626,184
iHeartCommunications, Inc.(e)
08/15/2027	5.250%	3,616,000	3,308,640
01/15/2028	4.750%	4,435,000	3,867,993
Lamar Media Corp.(e)
02/15/2028	3.750%	3,097,000	2,850,955
02/15/2030	4.000%	4,500,000	4,149,638
Netflix, Inc.
11/15/2028	5.875%	10,259,000	11,613,699
05/15/2029	6.375%	589,000	691,199
Netflix, Inc.(e)
11/15/2029	5.375%	1,999,000	2,207,930
06/15/2030	4.875%	2,682,000	2,861,944
Outfront Media Capital LLC/Corp.(e)
08/15/2027	5.000%	2,098,000	2,005,303
03/15/2030	4.625%	3,133,000	2,889,928
TEGNA, Inc.(e)
09/15/2029	5.000%	2,745,000	2,446,616
Twitter, Inc.(e)
12/15/2027	3.875%	3,567,000	3,560,744
Total			54,873,703
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 4.1%
Alcoa Nederland Holding BV(e)
09/30/2024	6.750%	366,000	369,301
09/30/2026	7.000%	2,229,000	2,223,945
Big River Steel LLC/Finance Corp.(e)
09/01/2025	7.250%	2,777,000	2,603,164
Constellium NV(e)
03/01/2025	6.625%	3,332,000	3,242,720
02/15/2026	5.875%	7,886,000	7,507,224
Freeport-McMoRan, Inc.
11/14/2024	4.550%	4,177,000	4,186,739
09/01/2029	5.250%	3,086,000	3,049,618
03/15/2043	5.450%	8,448,000	7,749,389
HudBay Minerals, Inc.(e)
01/15/2023	7.250%	3,578,000	3,297,003
01/15/2025	7.625%	9,474,000	8,639,190
Novelis Corp.(e)
09/30/2026	5.875%	8,886,000	8,646,944
01/30/2030	4.750%	3,697,000	3,275,206
Steel Dynamics, Inc.
04/15/2023	5.250%	3,876,000	3,888,713
10/01/2024	5.500%	509,000	518,588
Total			59,197,744
Midstream 5.4%
Cheniere Energy Partners LP
10/01/2026	5.625%	5,133,000	4,931,137
Cheniere Energy Partners LP(e)
10/01/2029	4.500%	3,301,000	3,046,948
DCP Midstream Operating LP
05/15/2029	5.125%	3,550,000	2,642,244
04/01/2044	5.600%	10,087,000	5,447,670
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	3,649,000	3,494,336
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	346,000	292,363
02/01/2028	7.750%	1,467,000	1,251,034
Holly Energy Partners LP/Finance Corp.(e)
02/01/2028	5.000%	5,634,000	5,112,472
NuStar Logistics LP
06/01/2026	6.000%	1,402,000	1,265,592
04/28/2027	5.625%	7,588,000	6,829,200
Rockies Express Pipeline LLC(e)
07/15/2029	4.950%	4,891,000	4,333,098
Rockpoint Gas Storage Canada Ltd.(e)
03/31/2023	7.000%	4,834,000	3,733,696

6	Columbia Income Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP/Finance Corp.
01/15/2023	4.875%	1,608,000	1,574,003
02/15/2026	5.500%	4,168,000	4,001,280
Tallgrass Energy Partners LP/Finance Corp.(e)
03/01/2027	6.000%	2,167,000	1,425,724
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	6,206,000	5,276,396
01/15/2028	5.000%	5,061,000	4,255,756
Targa Resources Partners LP/Finance Corp.(e)
03/01/2030	5.500%	5,319,000	4,530,759
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	4,225,000	3,363,426
Western Midstream Operating LP
02/01/2025	3.100%	1,889,000	1,722,452
03/01/2028	4.500%	874,000	769,085
02/01/2030	4.050%	9,187,000	8,383,076
Total			77,681,747
Oil Field Services 0.7%
Apergy Corp.
05/01/2026	6.375%	3,291,000	2,699,084
Archrock Partners LP/Finance Corp.(e)
04/01/2028	6.250%	1,655,000	1,247,614
Nabors Industries Ltd.(e)
01/15/2028	7.500%	4,557,000	1,819,951
Transocean Sentry Ltd.(e)
05/15/2023	5.375%	4,810,000	3,655,600
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	971,000	795,713
Total			10,217,962
Packaging 2.6%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(e)
02/15/2025	6.000%	2,809,000	2,814,223
04/30/2025	5.250%	2,694,000	2,766,635
08/15/2026	4.125%	2,302,000	2,261,685
Berry Global Escrow Corp.(e)
07/15/2026	4.875%	2,207,000	2,257,022
Berry Global, Inc.
07/15/2023	5.125%	2,392,000	2,405,892
BWAY Holding Co.(e)
04/15/2024	5.500%	3,689,000	3,405,043
Owens-Brockway Glass Container, Inc.(e)
08/15/2023	5.875%	3,526,000	3,593,172
Reynolds Group Issuer, Inc./LLC(e)
07/15/2023	5.125%	10,633,000	10,682,030
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(e)
08/15/2026	5.500%	7,510,000	7,726,974
Total			37,912,676
Pharmaceuticals 3.2%
Bausch Health Companies, Inc.(e)
03/15/2024	7.000%	5,656,000	5,895,885
04/15/2025	6.125%	2,344,000	2,373,228
11/01/2025	5.500%	2,427,000	2,521,412
12/15/2025	9.000%	2,385,000	2,602,942
04/01/2026	9.250%	6,499,000	7,196,856
01/31/2027	8.500%	3,439,000	3,789,414
01/15/2028	7.000%	606,000	629,483
01/30/2028	5.000%	1,675,000	1,612,984
01/30/2030	5.250%	1,674,000	1,654,347
Catalent Pharma Solutions, Inc.(e)
01/15/2026	4.875%	2,653,000	2,705,854
07/15/2027	5.000%	980,000	1,000,428
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(e)
08/01/2023	6.375%	7,109,000	7,256,773
Par Pharmaceutical, Inc.(e)
04/01/2027	7.500%	6,141,000	6,249,803
Total			45,489,409
Property & Casualty 0.0%
Lumbermens Mutual Casualty Co.(d),(e)
12/01/2097	0.000%	4,600,000	46
Subordinated
12/01/2037	0.000%	180,000	2
Lumbermens Mutual Casualty Co.(d)
Subordinated
07/01/2026	0.000%	9,865,000	98
Total			146
Restaurants 1.1%
1011778 BC ULC/New Red Finance, Inc.(e)
05/15/2024	4.250%	3,870,000	3,874,363
04/15/2025	5.750%	2,674,000	2,817,753
01/15/2028	3.875%	2,764,000	2,678,384
IRB Holding Corp.(e)
02/15/2026	6.750%	3,942,000	3,286,027
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(e)
06/01/2026	5.250%	2,000,000	2,049,856
Yum! Brands, Inc.(e)
04/01/2025	7.750%	519,000	566,667
Total			15,273,050
Retailers 1.2%
Burlington Coat Factory Warehouse Corp.(e)
04/15/2025	6.250%	555,000	564,544

Columbia Income Opportunities Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
02/01/2028	5.250%	1,286,000	923,592
06/15/2029	7.500%	860,000	634,242
11/01/2035	6.875%	3,266,000	2,419,455
Nordstrom, Inc.(e)
05/15/2025	8.750%	4,752,000	5,076,733
PetSmart, Inc.(e)
06/01/2025	5.875%	7,305,000	7,356,599
Total			16,975,165
Supermarkets 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	1,955,000	2,011,082
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(e)
03/15/2026	7.500%	1,483,000	1,622,490
02/15/2028	5.875%	1,698,000	1,775,442
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(e)
01/15/2027	4.625%	3,087,000	3,115,132
02/15/2030	4.875%	6,256,000	6,346,584
Total			14,870,730
Technology 5.5%
Alliance Data Systems Corp.(e)
12/15/2024	4.750%	2,309,000	1,715,745
Camelot Finance SA(e)
11/01/2026	4.500%	1,779,000	1,777,038
CDK Global, Inc.
06/01/2027	4.875%	1,771,000	1,766,023
CommScope Technologies LLC(e)
06/15/2025	6.000%	3,260,000	2,903,249
Entegris, Inc.(e)
04/15/2028	4.375%	2,974,000	2,976,591
Gartner, Inc.(e)
04/01/2025	5.125%	10,720,000	11,052,879
Iron Mountain, Inc.
08/15/2024	5.750%	8,948,000	8,828,861
MSCI, Inc.(e)
08/01/2026	4.750%	3,710,000	3,876,864
NCR Corp.
07/15/2022	5.000%	3,769,000	3,757,933
12/15/2023	6.375%	4,719,000	4,798,217
NCR Corp.(e)
04/15/2025	8.125%	2,214,000	2,347,463
Plantronics, Inc.(e)
05/31/2023	5.500%	3,981,000	3,194,192
PTC, Inc.
05/15/2024	6.000%	5,969,000	6,151,097
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PTC, Inc.(e)
02/15/2025	3.625%	631,000	622,033
02/15/2028	4.000%	911,000	892,193
Qualitytech LP/QTS Finance Corp.(e)
11/15/2025	4.750%	8,438,000	8,492,165
Refinitiv US Holdings, Inc.(e)
05/15/2026	6.250%	10,458,000	11,156,642
11/15/2026	8.250%	1,183,000	1,312,691
Sabre GLBL, Inc.(e)
04/15/2025	9.250%	599,000	632,499
Tempo Acquisition LLC/Finance Corp.(e),(g)
06/01/2025	5.750%	1,675,000	1,675,000
Total			79,929,375
Transportation Services 0.4%
Hertz Corp. (The)(e)
06/01/2022	7.625%	4,936,000	1,877,770
10/15/2024	5.500%	1,569,000	327,227
08/01/2026	7.125%	2,028,000	438,352
01/15/2028	6.000%	6,331,000	1,097,747
XPO Logistics, Inc.(e)
06/15/2022	6.500%	1,859,000	1,866,399
Total			5,607,495
Wireless 5.5%
Altice France SA(e)
05/01/2026	7.375%	15,786,000	16,506,784
02/01/2027	8.125%	3,063,000	3,300,490
01/15/2028	5.500%	3,507,000	3,534,116
SBA Communications Corp.
09/01/2024	4.875%	12,540,000	12,927,457
Sprint Capital Corp.
11/15/2028	6.875%	6,965,000	8,412,960
03/15/2032	8.750%	1,378,000	1,936,669
Sprint Corp.
03/01/2026	7.625%	4,147,000	4,905,480
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	12,777,000	13,488,905
02/01/2026	4.500%	2,022,000	2,084,313
04/15/2027	5.375%	2,000,000	2,113,474
02/01/2028	4.750%	9,528,000	10,006,819
Total			79,217,467
Wirelines 2.6%
CenturyLink, Inc.
06/15/2021	6.450%	1,784,000	1,823,449
03/15/2022	5.800%	3,319,000	3,402,674
12/01/2023	6.750%	4,247,000	4,472,617
04/01/2024	7.500%	10,039,000	10,889,340

8	Columbia Income Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenturyLink, Inc.(e)
12/15/2026	5.125%	7,419,000	7,099,309
02/15/2027	4.000%	1,365,000	1,335,698
Front Range BidCo, Inc.(e)
03/01/2027	4.000%	7,837,000	7,609,800
Telecom Italia Capital SA
09/30/2034	6.000%	1,183,000	1,230,597
Total			37,863,484
Total Corporate Bonds & Notes (Cost $1,398,289,519)			1,341,420,532

Foreign Government Obligations(h) 0.3%

Canada 0.3%
NOVA Chemicals Corp.(e)
05/01/2025	5.000%	500,000	425,656
06/01/2027	5.250%	5,021,000	4,016,069
Total			4,441,725
Total Foreign Government Obligations (Cost $5,118,669)			4,441,725

Senior Loans 1.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.2%
Ellie Mae, Inc.(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 04/17/2026	5.200%	3,401,905	3,202,043
Food and Beverage 0.6%
8th Avenue Food & Provisions, Inc.(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 10/01/2025	4.329%	4,778,076	4,560,482
BellRing Brands LLC(i),(j)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.000%	3,726,825	3,675,581
Froneri International Ltd.(i),(j)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	6.154%	491,000	462,768
Total			8,698,831
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.4%
Big River Steel LLC(i),(j)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	6.450%	5,852,534	5,062,442
Restaurants 0.2%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(i),(j)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.751%	3,727,959	3,244,667
Technology 0.4%
Ascend Learning LLC(i),(j)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	2,764,557	2,580,714
Project Alpha Intermediate Holding, Inc.(i),(j)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	6.130%	2,069,247	1,965,784
Ultimate Software Group, Inc. (The)(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	4.154%	1,540,260	1,466,405
Total			6,012,903
Total Senior Loans (Cost $28,220,698)			26,220,886

Money Market Funds 4.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.519%(k),(l)	61,538,636	61,550,944
Total Money Market Funds (Cost $61,508,543)		61,550,944
Total Investments in Securities (Cost: $1,496,328,576)		1,433,693,930
Other Assets & Liabilities, Net		8,557,778
Net Assets		1,442,251,708

Columbia Income Opportunities Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2020, the total value of these securities amounted to $61, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2020, the total value of these securities amounted to $146, which represents less than 0.01% of total net assets.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2020, the total value of these securities amounted to $873,794,476, which represents 60.59% of total net assets.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Represents a security purchased on a when-issued basis.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	The stated interest rate represents the weighted average interest rate at April 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(j)	Variable rate security. The interest rate shown was the current rate as of April 30, 2020.
(k)	The rate shown is the seven-day current annualized yield at April 30, 2020.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.519%
	112,898,497	580,352,403	(631,712,264)	61,538,636	26,437	42,401	1,091,569	61,550,944
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Income Opportunities Fund | Quarterly Report 2020